Schedule 1 - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	$ 55,903	¥ 396,905	¥ 1,574,171	¥ 817,719
Short-term investments	422,052	2,996,527	2,130,377
Prepaid expense and other assets	26,738	189,846	342,468
Total current assets	764,298	5,426,445	5,690,619
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	29,825	211,758	11,969
Total non-current assets	101,722	722,218	231,604
Total assets	866,020	6,148,663	5,922,223
Current liabilities
Accrued expenses and other current liabilities	84,182	597,684	584,123
Total current liabilities	192,905	1,369,611	1,121,691
Total liabilities	207,074	1,470,209	1,156,095
Shareholders' Equity:
Ordinary shares (US$0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,206,653,701 and 3,282,256,521 Class A ordinary shares issued as of December 31, 2022 and 2023, respectively, 3,108,040,681 and 2,899,717,031 Class A ordinary shares outstanding as of December 31, 2022 and 2023, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023)	20	139	135
Treasury stock	(2)	(12)	(3)
Additional paid-in capital	986,411	7,003,423	7,384,670
Accumulated other comprehensive (loss)/income	20,297	144,107	108,245
Accumulated deficit	(360,845)	(2,561,963)	(2,726,919)
Total shareholders' equity	645,881	4,585,694	4,766,128	¥ 3,973,426	¥ (1,657,024)
Total liabilities, mezzanine equity and shareholders' equity	866,020	6,148,663	5,922,223
Related Party [Member]
Current assets
Amount due from its subsidiaries and the consolidated VIEs	9	65	358
Current liabilities
Amount due to related parties	1,339	9,509	11,553
Waterdrop Inc. [Member]
Current assets
Cash and cash equivalents	18,911	134,265	351,817
Short-term investments	78,558	557,753	310,799
Prepaid expense and other assets	2,102	14,929	81,162
Total current assets	136,212	967,095	862,204
Non-current assets
Total non-current assets	752,403	5,341,984	4,917,050
Total assets	888,615	6,309,079	5,779,254
Current liabilities
Accrued expenses and other current liabilities	28	197	7,380
Total current liabilities	242,734	1,723,385	1,013,126
Total liabilities	242,734	1,723,385	1,013,126
Shareholders' Equity:
Ordinary shares (US$0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,206,653,701 and 3,282,256,521 Class A ordinary shares issued as of December 31, 2022 and 2023, respectively, 3,108,040,681 and 2,899,717,031 Class A ordinary shares outstanding as of December 31, 2022 and 2023, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023)	20	139	135
Treasury stock	(2)	(12)	(3)
Additional paid-in capital	986,411	7,003,423	7,384,670
Accumulated other comprehensive (loss)/income	20,297	144,107	108,245
Accumulated deficit	(360,845)	(2,561,963)	(2,726,919)
Total shareholders' equity	645,881	4,585,694	4,766,128
Total liabilities, mezzanine equity and shareholders' equity	888,615	6,309,079	5,779,254
Waterdrop Inc. [Member] | Subsidiaries and the consolidated VIEs
Current assets
Amount due from its subsidiaries and the consolidated VIEs	36,641	260,148	118,426
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	752,403	5,341,984	4,917,050
Current liabilities
Amount due to related parties	$ 242,706	¥ 1,723,188	¥ 1,005,746